Commitments and Contingency (Details) - USD ($)		12 Months Ended
	Oct. 05, 2020	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Rental expense		$ 34,554	$ 55,849
Underwriter agreement description	the Newbridge terminated the underwriter agreement with the Company which signed on May 10, 2019.
Lease agreement description		The agreement was expired on November 9, 2021. Then an amendment to the agreement was signed by all parties to extend the service termination date to December 31, 2022. Under the engagement, the Company agrees to pay the following fees: 1) Cash retainer: $100,000 which is refundable to the extent that the Underwriters’ incurred expenses are less than the retainer paid. 2) Cash fee: At the closing of the IPO, the Underwriters will receive a commission equal to eight and one-half percent (8.5%) of the gross proceeds received. 3)Non-Accountable expenses: $150,000 payable at the closing of the IPO which is intended to cover the Underwriters’ legal and road show expenses associated with the IPO.
Cash paid		$ 60,000
Terms of securities sold in offering description		The engagement letter also states that, for purposes of covering over-allotments, if any, the Company shall grant the Underwriters an option, exercisable within 45 days after the closing of the Offering, to acquire up to an additional 15.0% of the total number of Securities to be offered by the Company, on the same terms as the Securities sold in the Offering.
Acquire to additional percentage		15.00%